Acquisitions And Divestitures (Schedule Of Purchase Price Allocation) (Details) (Final Purchase Price Allocation [Member], USD $) In Millions, unless otherwise specified	Apr. 30, 2011
Final Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets	$ 221
Business Acquisition, Purchase Price Allocation, Plant, Property And Equipment	521
Business Acquisition, Purchase Price Allocation, Goodwill	1,211
Business Acquisition, Purchase Price Allocation, Intangible Assets Subject To Amortization	410
Business Acquisition, Purchase Price Allocation, Other Assets	12
Business Acquisition, Purchase Price Allocation, Total Assets	2,375
Business Acquisition, Purchase Price Allocation, Current Liabilities	158
Business Acquisition, Purchase Price Allocation, Debt Maturing Within One Year	748
Business Acquisition, Purchase Price Allocation, Deferred Income Taxes And Other Liabilities	75
Business Acquisition, Purchase Price Allocation, Total Liabilities	981
Business Acquisition, Purchase Price Allocation, Net Assets Acquired	$ 1,394